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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
           _

                Pre-Effective Amendment No.     1
           X
                Post-Effective Amendment No.


         REGISTRATION STATEMENT UNDER THE
         INVESTMENT COMPANY ACT OF 1940
           _
                Amendment No.    2
            X
                           SAGE LIFE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               ONE EXCHANGE PLACE
                           BOSTON, MASSACHUSETTS 02109
               (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, including Area Code: (617) 573-1556

         Name and Address of Agent for Service:                   Copies to:
         Julie A. Tedesco, Esq.                         Kimberly J. Smith, Esq.
         First Data Investor Services Group, Inc Sutherland Asbill & Brennan LLP
         One Exchange Place                     1275 Pennsylvania Avenue, N.W.
         Boston, Massachusetts  02109              Washington, D.C.  20004-2404

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

                It is proposed that this filing will become effective: [ ] immediately upon filing pursuant to paragraph (b), or [ X ] on November 16, 1998 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(i), or [ ] on ( ) pursuant to paragraph (a)(i) [ ] 75 days after filing pursuant to paragraph
                (a)(ii) [ ] on (_______)  pursuant to paragraph  (a)(ii) of Rule
                485

                           SAGE LIFE INVESTMENT TRUST
                                    FORM N-1A
                                     Part A
                              CROSS REFERENCE SHEET


         Item No.                                                  Caption

         Item 1.    Cover Page....................................Cover Page

         Item 2.    Synopsis................................................... Not Applicable

         Item 3.    Condensed Financial Information...............Not Applicable

         Item 4.    General Description of Registrant............ The Funds; Who May Want to
         Invest; Investment Principles and                             Risks; Investment Objectives and
         Policies

         Item 5.    Management of the Fund...........................  Management of the Trust;
         Shareholder and Account                                                Policies

         Item 5A.  Management's Discussion of
                     Fund Performance.............................Not Applicable

         Item 6.    Capital Stock and Other Securities.............Dividends, Distributions and
         Taxes

         Item 7.      Purchase of Securities Being Offered........Net Asset Value; Purchase      and
         Redemption of Shares

         Item 8.    Redemption or Repurchase........................   Purchase and Redemption of
         Shares

         Item 9.    Pending Legal Proceedings........................  Not Applicable


                                     PROSPECTUS
                                       for
                           SAGE LIFE INVESTMENT TRUST
                            S&P 500 Equity Index Fund
                             EAFE Equity Index Fund
                                Money Market Fund

                             Dated November 16, 1998
This Prospectus offers shares of the S&P 500 Equity Index Fund and the EAFE Equity Index Fund (together, the "Index Funds") and the Money Market Fund (together with the Index Funds, the "Funds" and individually, each a "Fund"), all series of Sage Life Investment Trust (the "Trust"), an open-end management investment company currently offering these three series. Shares of the Funds are available to separate accounts funding certain variable annuity and variable life insurance contracts (the "Contract(s)") issued by various insurance companies (each an "Insurer" and collectively, the "Insurers") and to various pension and profit-sharing plans ("Retirement Plans").

The S&P 500 Equity Index Fund (the "S&P 500 Fund") seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)") before the deduction of fund expenses.

The EAFE Equity Index Fund (the "EAFE Fund") seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index(R)") before the deduction of fund expenses. Special risks are associated with investments in foreign securities, including currency, political and economic, regulatory and market risks.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. Although the Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Fund can do so on a continuous basis. An investment in the Fund is not guaranteed.

Sage Advisors, Inc. ("Sage" or the "Manager") is the investment manager of the Funds. State Street Global Advisors ("State Street") is the investment adviser to the Index Funds and Conning Asset Management Company ("Conning," and together with State Street, the "Advisers" and each an "Adviser") is the investment adviser to the Money Market Fund.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Funds that you should know and refer to in deciding whether the Funds' goals are appropriate for your needs.

A Statement of Additional Information (the "SAI"), with the same date, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference. It includes additional information about the Funds. You may request a free copy of the SAI or make inquiries regarding the Funds by calling the Trust at 1-877-835-7243 or by writing to Sage Life Investment Trust, Customer Service Center, 1290 Silas Deane Highway, Wethersfield, Connecticut 06109. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS OR DISCLOSURE DOCUMENT FOR THE CONTRACT IF DELIVERED IN CONNECTION WITH A VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE POLICY. The Funds' shares are not deposits or obligations of, or guaranteed by, any financial institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


The Funds......................................................................................................3
Fee Table......................................................................................................3
Description of the Funds.......................................................................................4
Who May Want to Invest.........................................................................................4
Investment Principles and Risks................................................................................5

The Funds in Detail............................................................................................5
Investment Objectives and Policies............................................................................5
Risk Factors and Certain Securities and Investment Practices..................................................7
Portfolio Turnover Rate......................................................................................13
Net Asset Value..............................................................................................13

Performance Information and Reports...........................................................................14

Management of the Trust.......................................................................................15
Board of Trustees............................................................................................15
Investment Manager............................................................................................15
Investment Advisers..........................................................................................16
Expenses.....................................................................................................16
Sub-Administrator............................................................................................17
Distributor and Distribution Plan............................................................................17
Custodian and Transfer Agent..................................................................................17
Organization of the Trust....................................................................................17
Year 2000.....................................................................................................18

Shareholder and Account Policies.............................................................................19
Purchase and Redemption of Shares............................................................................19
Dividends, Distributions and Taxes...........................................................................19
Account Services..............................................................................................20

Appendix Describing Indexes...................................................................................22

                                    THE FUNDS
                                    Fee Table
 .........
The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Funds based on fees and estimated operating expenses for the current fiscal year. Sage pays all the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses (collectively, "Other Expenses" as shown in the table below). In order to compensate Sage for paying virtually all of the Funds' expenses, the Funds' management fee may be higher than the investment advisory fees paid by other investment companies. Most, if not all, such companies also pay for a portion of the non-investment advisory expenses that are not paid by such companies' investment advisers. See "Management of the Trust" for more information. Shares of the Funds are sold without an initial or contingent deferred sales charge to fund variable annuity contracts and variable life insurance policies and to various pension and profit-sharing plans. The table does not reflect Contract charges and expenses. See the prospectus or disclosure document for the Contract for a description of such charges and expenses. Additional information regarding each Fund's performance may be obtained free of charge by requesting a Fund's financial report.
-----------------------------------------------------------------------------
---------

                                                      S&P                             Money
                                                      500            EAFE            Market
                                                     Fund            Fund             Fund
Annual Fund Operating Expenses:
(as a percentage of average daily net assets)
Management Fees (after waivers*)............         0.38%           0.73%            0.48%
Other Expenses**............................        0.17%            0.17%            0.17%
Total Fund Operating Expenses*..............         0.55%           0.90%            0.65%

 * Reflects voluntary waivers which will remain in effect until notice is given by Sage to the Board of Trustees of the Trust. See "Management of the Trust." Absent such expense limitation and fee waivers, the ratio of advisory fees to average net assets for each Fund would be as follows: the S&P 500 Fund, 0.55%; the EAFE Fund, 0.90%; and the Money Market Fund,
     0.65%. The ratio of total Fund operating expenses to average net assets for each Fund would be as follows: the S&P 500 Fund, 0.72%; the EAFE Fund, 1.07%; and the Money Market Fund, 0.82%.
** "Other Expenses" for the Funds are based on estimated amounts for the Funds' fiscal year ending December 31, 1999. A Rule 12b-1 Plan (the "Plan") has been adopted by each Fund; however, no Plan payments will accrue or be made for the fiscal years ending December 31, 1998 and December 31, 1999.


Example:

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                    S&P                               Money
                                                    500              EAFE            Market
                                                   Fund              Fund             Fund

                           1  Year                $ 6              $ 9               $  7
                           3  Years               $ 18             $ 29              $  21


------------------------------------------------------------------------------
The example is based upon  estimated  expenses for the current  fiscal year.
The example  should not be considered
as representative of past or future expenses and actual expenses may be greater or less than those indicated.
Moreover, while the example assumes a 5% annual return, each Fund's performance will vary and may result in an actual return greater or less than 5%, including returns, i.e., losses.
---------
                            Description of the Funds
The S&P 500 Fund seeks to replicate as closely as possible (before the deduction of fund expenses) the total return of the S&P 500 Index, an index emphasizing large-capitalization U.S. common stocks. The Fund will invest in the common stock of companies included in the S&P 500 Index, selected on the basis of computer-generated statistical data, that are deemed representative of the entire S&P 500 Index.

The EAFE Fund seeks to replicate as closely as possible (before the deduction of fund expenses) the total return of the EAFE Index, a market capitalization-weighted equity index representing the stock markets that invest primarily in equity securities of business enterprises organized and domiciled in the regions of Europe, Australia and the Far East or for which the principal trading market is outside of North America, South America and Africa. Statistical methods will be employed to replicate the EAFE Index by buying most of the securities reflected in the EAFE Index. Securities purchased for the Fund will generally, but not necessarily, be traded on a foreign securities exchange.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. The Fund invests in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less which, in accordance with guidelines adopted by the Board of Trustees, are determined to present minimal credit risk. The Fund maintains an average dollar-weighted portfolio maturity of 90 days or less.
                             Who May Want to Invest

Shares of the Funds are available to insurance company separate accounts funding Contracts and may be offered to various Retirement Plans. Each Fund, by itself, is not a balanced investment plan. Holders of Contracts ("Contract Owners") should consider their investment objectives and tolerance for risk when making an investment decision.

The Index Funds may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Index Funds invest for growth and do not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors. Each Index Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Although State Street expects that under normal conditions each Index Fund will be as fully invested as possible, the Funds may hold uninvested cash pending the investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income.

The S&P 500 Fund may be appropriate for investors who want to pursue their investment goals in the U.S.
securities market, through large-capitalization U.S. common stocks as reflected in the S&P 500 Index.

The EAFE Fund may be appropriate for investors who want to pursue their investment goals in securities markets in the regions of Europe, Australia and the Far East. By including international investments in their portfolio, investors can achieve an extra level of diversification and also participate in investment opportunities around the world. However, there are substantial risks involved with international investing. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries and regions in which the Fund invests. See "Risk Factors and Certain Securities and Investment Practices - The EAFE Fund" in this Prospectus.

The Money Market Fund is designed for investors who desire income, liquidity and stability of principal. The Fund invests its assets conservatively and, as a result, it will likely not earn as high a return as other funds that invest in longer term or lower quality debt securities or in equity securities. Longer term and lower quality securities, however, generally offer less liquidity, greater market risk and more fluctuation in market value. Investors who are more aggressive in their investment approach or who desire a potentially higher rate of return may wish to invest in one of the Index Funds.

                         Investment Principles and Risks

The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Index Funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective indexes through statistical procedures.

The value of each Index Fund's investment varies based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Economic factors in the U.S. and in various world markets will also affect stock values, and therefore impact the value of an investor's investment.

The Money Market Fund invests mostly in short-term debt securities, so rises and falls in interest rate levels, in general, as well as in the value of the specific instruments held by the Fund, can affect the Fund's performance. The Fund attempts to maintain a constant net asset value of $1.00 per share and an investment in the Fund is not guaranteed.

                               THE FUNDS IN DETAIL
                       Investment Objectives and Policies

The following is a discussion of the various investments of and techniques employed by the Funds. Additional information about the investment policies of each Fund appears in the "Risk Factors and Certain Securities and Investment Practices" section in this Prospectus and in the Funds' SAI. There can be no assurance that the investment objectives of each Fund will be achieved.

The Funds' Investment Objectives

The S&P 500 Fund seeks to replicate as closely as possible the performance of the S&P 500 Index before the deduction of fund expenses.

The EAFE Fund seeks to replicate as closely as possible the performance of the EAFE Index before the deduction of fund expenses.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity.

The Funds' Investment Policies

The S&P 500 Fund. In seeking to replicate the performance of the S&P 500 Index, before the deduction of fund expenses, State Street will attempt over time to allocate the Fund's investments among common stocks in approximately the same proportions as they are represented in the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 Index is determined by Standard & Poor's Corporation ("S&P") and may be changed from time to time.

The S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation regarding the advisability of investing in funds generally or in this Fund (see "Appendix A" for an additional discussion).

The EAFE Fund. The EAFE Index is a market capitalization-weighted equity index representing the stock markets in the regions of Europe, Australia and the Far East. In seeking to replicate the performance of the EAFE Index, before the deduction of fund expenses, State Street will attempt over time to allocate the Fund's investments among stocks in approximately the same proportions as they are represented in the EAFE Index. However, not all companies represented in the EAFE Index will be represented in the Fund at the same time. The countries currently included in the EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Stocks are selected for inclusion in the Fund based on country of origin, market capitalization, yield, volatility and industry sector. The Adviser will manage the Fund using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index. From time to time, adjustments may be made in the Fund because of changes in the composition of the EAFE Index, but such changes should be infrequent. The composition of the EAFE Index may be changed from time to time.

The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in funds generally or in this Fund particularly, or the ability of the EAFE Index to track general stock market performance (see "Appendix A" for an additional discussion).

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. The Money Market Fund may invest in U.S. government securities, obligations of financial institutions such as certificates of deposit and bankers' acceptances, commercial paper, adjustable rate securities, Eurodollar securities and shares of other investment companies. The Fund may purchase securities on a when-issued and a delayed delivery basis. No more than 10% of the Money Market Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven (7) days). The Money Market Fund is subject to additional diversification requirements. See the "Risk Factors and Certain Securities and Investment Practices" section of this Prospectus and "Risk Factors and Certain Securities and Investment Practices" section of the SAI for more information about the investment practices of the Fund.

The Index Funds

Each Index Fund over time seeks to maintain a correlation between its performance and the performance of its respective index of 0.95 or higher, before the deduction of fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of a Fund, including the value of its dividends and any capital gains distributions, increases or decreases in exact proportion to changes in the respective index. Each Fund's ability to track its index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the respective Fund's index or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Board of Trustees will consider alternatives. Because each Fund seeks to track its respective index, State Street will not attempt to judge the merits of any particular stock as an investment.

Each Index Fund under normal circumstances, will invest at least 80% of its total assets in the securities that comprise its respective index.

Each Fund is a diversified fund and no more than 5% of the total assets of each Fund may be invested in the securities of any one issuer (other than U.S. Government securities), except that up to 25% of each Fund's total assets may be invested without regard to this limitation. Each Fund will not invest 25% or more of its total assets in the securities of issuers in any one industry. In the unlikely event that a Fund's respective index should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. These are fundamental investment policies of each Fund that may not be changed without shareholder approval. No more than 15% of each Index Fund's net assets may be invested in illiquid or not readily marketable securities.

Each Index Fund may invest in stock index futures, options on stock index futures and options on stock indices. These instruments may be considered derivatives. Derivatives are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. While derivatives can be used effectively in furtherance of a Fund's investment objective, under certain market conditions they can increase the volatility of a Fund's net asset value and decrease the liquidity of a Fund's investments. See the "Risk Factors and Certain Securities and Investment Practices - Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts" section in the Funds' SAI for more information on such instruments.

Each Fund may lend its investment securities and borrow money for temporary or emergency purposes or to meet redemption requests. See the "Risk Factors and Certain Securities and Investment Practices" section of this Prospectus and the SAI for more information about the investment practices of each Fund. Additional investment policies of each Fund are contained in the SAI.

                 Risk Factors and Certain Securities and Investment Practices

The following pages contain more detailed information about the types of instruments in which each Fund may invest, related risks, and strategies the Advisers may employ in pursuit of each Fund's investment objective.

The Advisers may not buy all of these instruments or use all of these techniques to the full extent permitted, unless they believe that doing so will help a Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of each Fund, which are sent to Contracts Owners on a semi-annual and annual basis ("shareholder reports").

Risk Factors

Because each Index Fund invests primarily in common stocks, each is subject to market risk (i.e., the possibility that common stock prices will decline, possibly dramatically, over short or even extended periods). The U.S. and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

The EAFE Fund. The following risks of investing in foreign securities pertain specifically to the EAFE Fund. Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. The value of the Fund's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, currency exchange rates, limitations on the removal of funds or assets, or imposition of (or changes in) exchange control or tax regulations in foreign countries. Currency trading costs and higher asset custody charges may reduce the value of the Fund's investments. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Also, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

The Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, also may affect Fund liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

The Money Market Fund invests mostly in short-term debt securities, so rises and falls in interest rate levels, in general, as well as in the value of the specific instruments held by the Fund, can affect the Fund's performance.





In General

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, each Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. For descriptions of each Fund's investment objective, policies and restrictions, see the "The Funds in Detail" and the "Risk Factors and Certain Securities and Investment Practices" sections in this Prospectus and in the SAI. See the "Risk Factors and Certain Securities and Investment Practices" section in the SAI for a description of the fundamental policies and investment restrictions of each Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of each Fund.

For a description of each Fund's management and expenses, see the "Management of the Trust" sections in this Prospectus and in the SAI.

Securities and Investment Practices

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Money Market Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of 40 years. The Fund may purchase securities that have maturities in excess of the Money Market Fund's maturity limitations but are deemed to have shorter maturities because the Money Market Fund can demand payment of the principal of the securities at least once within the maturity periods permitted on not more than 30 days' notice (this demand feature is not required if the securities are guaranteed by the U.S. Government or an agency or instrumentality thereof). The average life of a mortgage-backed instrument, for example, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Money Market Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Money Market Fund's principal investment to the extent of the premium paid.

Bank Obligations. The Money Market Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. See "Foreign Securities" for a discussion of the risks associated with investments in obligations of foreign banks and foreign branches of domestic banks. The Money Market Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by the Money Market Fund in obligations of foreign banks and foreign branches of domestic banks will not exceed 25% of the Fund's total assets at the time of investment.

Borrowing. Each Fund may borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act (not to exceed 30% of a Fund's total assets) in order to meet redemption requests. This borrowing may be unsecured. No Fund will make any additional purchases of portfolio securities at any time its borrowings exceed 5% of its assets. The 1940 Act requires each Fund to maintain continuous asset coverage of 300% of the amount it has borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three (3) days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. A Fund may, in connection with permissible borrowings, transfer as collateral securities owned by a Fund.

Derivatives. Each Index Fund may invest in various instruments that are commonly known as derivatives. Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes in an effort to protect a fund from exposure to adversely changing interest rates, securities prices or currency exchange rates, and as a low cost method of gaining positive exposure to a particular securities market without investing directly in those securities. The Index Funds will use financial futures, contracts and related options for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission. State Street will only use derivatives for cash management purposes and for hedging the Index Funds' portfolios. Derivatives will not be used to leverage, or to increase, portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for an Index Fund.

     o Securities Index Futures and Related Options. When an Index Fund receives cash from new investments or holds a portion of its assets in money market instruments, it may enter into index futures or options in order to increase its exposure to the market. Strategies an Index Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When an Index Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

     o Swap Agreements. The Index Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     o Additional Risks Associated with using Futures and Options. The risk of loss associated with futures contracts in some strategies can be substantial (indeed, unlimited) due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, an Index Fund will not use futures contracts or options for speculative purposes or to leverage its assets. Accordingly, the primary risks associated with the use of futures contracts and options by an Index Fund are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date; and (iii) State Street's failing to accurately forecast the direction or the extent of movements in securities prices or other market factors, resulting in a possible loss to the Fund. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of an Index Fund's underlying securities. The risk that an Index Fund will be unable to close out a futures position will be minimized by entering into transactions on an exchange with an active and liquid secondary market.

     o Asset Coverage. In order to assure that futures and related options are not used by an Index Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

Euro-Denominated Securities. The European Monetary Union ("EMU") plans to implement a new currency unit, the Euro, on January 1, 1999, that is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world.

As of January 1, 1999 financial transactions and market information, including share quotations and company accounts, in participating countries will be in Euros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank. Since it is not possible to predict the impact of the Euro on the Funds, this transition may change the economic environment and behavior of investors and the Advisers may need to adapt their investment strategies accordingly.

Foreign Securities. The EAFE Fund may invest in the securities of foreign issuers and The Money Market Fund may invest in U.S. dollar-denominated foreign securities issued by foreign banks and companies. There are certain risks and costs involved in investing in securities of companies and governments of foreign countries, which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

The EAFE Fund may invest in foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. The EAFE Fund typically will only purchase ADRs which are listed on a domestic securities exchange or included in the NASDAQ National Market System. Ownership of unsponsored ADRs may not entitle the EAFE Fund to financial or other reports from the issuer, to which it would be entitled as the owner of the sponsored ADRs. Interest or dividend payments on such securities may be subject to foreign withholding taxes.

Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Money Market Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Money Market Fund on a monthly basis interest which is based on an index that is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Money Market Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Money Market Fund's limitation on illiquid investments.

Illiquid Securities. The Index Funds will not invest more than 15% of the value of their respective net assets, and the Money Market Fund will not invest more than 10% of the value of its net assets, (determined at the time of acquisition) in securities that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the applicable Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with policies of the SEC. Repurchase agreements and time deposits that do not provide for payment within seven (7) days are subject to this limitation.

Investment Company Securities. The Money Market Fund, in connection with the management of its daily cash position, may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., money market funds). Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict investments in securities of other investment companies to no more than 10% of the value of a Fund's total assets, with no more than 5% invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Money Market Fund bears directly in connection with its own operations.

Money Market Fund Valuation. The Money Market Fund will use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Money Market Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of the Money Market Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Board of Trustees to be of minimal credit risk and which: (1) have received one of the two highest short-term ratings by at least two NRSROs, such as "A-1" by Standard & Poor's Ratings Service ("Standard & Poor's") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) are single rated and have received the highest short-term rating by a Nationally Recognized
Statistical Rating Organization ("NRSRO"); or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees.

Repurchase Agreements. Each Fund may enter into repurchase agreements with "primary dealers" in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligations. In a repurchase agreement, a Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The principal risk is that, if the seller defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by a Fund are less than the repurchase price. In determining whether to enter into an agreement, the Advisers will consider all relevant facts and circumstances, including the creditworthiness of the counterparty.

Securities Lending. Each Fund may lend its investment securities to qualified institutional investors on either a short- or long-term basis in order to realize additional income. Loans of securities entered into by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the value of the loaned securities, and such loans may not exceed 30% of the value of each Fund's net assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in and/or difficulties or delays in recovering the collateral, should the borrower fail financially. In determining whether to lend securities, the Advisers will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Short-Term Investments. Each Fund may invest in short-term fixed income securities in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or, in the case of the Index Funds, to serve as collateral for the obligations underlying the Funds' investments in securities index futures or related options. The securities each Fund may invest in include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or by any U.S. state, district or commonwealth and U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, commercial paper, deposit notes, interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. A Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Short-term obligations purchased by a Fund will either
(i) have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated NRSROs or be issued by issuers with such ratings or (ii) if unrated will be of comparable quality as determined by the Adviser.

With respect to the Money Market Fund, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, the Money Market Fund (a) will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer, and (b) intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three (3) business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Fund, but are subject to a determination by Conning, in accordance with procedures established by the Board of Trustees, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the relevant Adviser, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold or should dispose of the security in accordance with the interests of the Fund and applicable regulations of the SEC.

Stripped Securities. The Money Market Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

U.S. Government Securities. Each Fund may purchase U.S. Government securities, which are obligations issued by, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are backed by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are backed only by the credit of the agency.

Variable and Floating Rate Securities. The Money Market Fund may purchase variable and floating rate securities which may have stated maturities in excess of the Fund's maturity limitations but are deemed to have shorter maturities because the Fund can demand payment of the principal of the securities at least once within such periods on not more than 30 days' notice (this demand feature is not required if the securities are guaranteed by the U.S. Government or an agency or instrumentality thereof). These securities may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate securities will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments purchasable by the Money Market Fund. The absence of an active secondary market, however, could make it difficult to dispose of the instruments, and the Money Market Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

When-Issued and Delayed Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement takes place. A Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

                             Portfolio Turnover Rate

The frequency of each Index Fund's transactions (i.e., a Fund's turnover rate) will vary from year to year depending on market conditions, changes in the stocks that comprise the relevant index, and a Fund's cash flows.
Each Index Fund's annual portfolio turnover rate is not expected to exceed 80%.

                                 Net Asset Value

Each Fund is open for business each day when the NYSE is open (a "Valuation Day"). The net asset value per share of each Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time).

Each Fund will not process orders on any day the NYSE is closed. Orders received on such days will be priced on the next day a Fund computes its net asset value. As such, investors may experience a delay in purchasing or redeeming shares of a Fund. Securities in which the EAFE Fund invests may be listed on foreign exchanges which trade on Saturdays or other days when the NYSE is closed. Since the EAFE Fund does not price on these days, the Fund's net asset value may be significantly affected on days when an investor has no access to the Fund's assets.

The net asset value per share of each Fund is computed by dividing the value of each Fund's assets, less all liabilities, by the total number of its shares outstanding. The Index Funds' securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Board of Trustees believes reflects their fair value. The Money Market Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Money Market Fund values its portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                       PERFORMANCE INFORMATION AND REPORTS

Each Fund's performance may be used from time to time in advertisements, shareholder reports or other communications disseminated to existing or prospective shareholders or Contract Owners. Past performance does not indicate or project future performance. Performance information may include a Fund's investment results and/or comparisons of its investment results to the Fund's respective index or other various unmanaged indexes or results of other mutual funds with similar investment objectives or investment or savings vehicles. A Fund's investment results, as used in such communications, will be calculated on a total return basis or yield in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

Each Fund may provide periodic and average annualized "total return" quotations. A Fund's "total return" refers to the change in the value of an investment in a Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Periodic total returns may be annualized. An annualized total return is a compounded total return which assumes that the total return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested. An annualized total return will be higher than a periodic total return, if the period is shorter than one year, due to the compounding effect.

The current yield of shares in the Money Market Fund refers to the net income generated by an investment in the Fund's shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Quotations of Fund total returns and yields will not reflect Contract charges and expenses. The prospectus for a Contract will contain information about performance of the relevant separate account and Contract.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return or yield of each Fund will vary depending upon, among other things, the current market value of the securities held by a Fund and changes in a Fund's expenses. In addition, during certain periods for which total return and/or yield quotations may be provided, the Manager, the Advisers and/or the Funds' other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain Fund operating expenses, on a month-to-month basis. Such waivers will have the effect of increasing a Fund's net income (and therefore its total return and/or yield) during the period such waivers are in effect.

Shareholders and Contract Owners will receive reports semi-annually and annually that include each Fund's financial statements, including listings of investment securities held by a Fund as of those dates. Each Fund's annual report is audited by the Fund's independent accountants.

                             MANAGEMENT OF THE TRUST
                                Board of Trustees

The affairs of the Funds are managed under the supervision of the Board of Trustees of the Trust, of which each Fund is a series. The Trustees meet periodically throughout the year to oversee the Funds' operations, review contractual arrangements with companies that provide services to the Funds and review each Fund's performance. By virtue of the responsibilities assumed by Sage, neither the Trust nor the Funds require employees. None of the officers of the Trust devotes full time to the affairs of the Trust or the Funds.

For more information with respect to the Trustees of the Trust, see the "Management of the Trust" section in the SAI.

                               Investment Manager

Sage is the investment manager of each Fund and has responsibility for the management and administration of each Fund's affairs, under the supervision of the Board of Trustees of the Trust. Each Fund's investment portfolio is managed on a day-to-day basis by the Fund's Adviser under the general oversight of Sage and the Board of Trustees. Sage is responsible for providing investment management and administrative services to the Funds, and in the exercise of such responsibility selects the investment advisers for the Funds and monitors the Advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Funds with various federal and state statutes, and carries out the directives of the Board of Trustees. Sage monitors and evaluates the Advisers, to assure that the Advisers are managing the Funds consistently with each Fund's investment objective, policies, restrictions, applicable laws and guidelines.

The Manager is responsible for providing the Funds with office space, office equipment, and personnel necessary to operate and administer the Funds' business, and also supervise the provisions of services by third parties such as the Funds' custodian and transfer agent. Pursuant to a sub-administration agreement, First Data Investor Services Group, Inc. ("Investor Services Group"), the sub-administrator to the Funds, assists the Manager in the performance of its administrative responsibilities to the Funds.

Sage was organized in 1997 and has no prior experience managing mutual funds. The address of Sage is 300 Atlantic Street, Stamford, CT 06901. It is a wholly-owned subsidiary of Sage Insurance Group, Inc. Sage Insurance Group, Inc., is the holding company for Sage and affiliated companies that are in the business of underwriting, issuing and distributing the variable insurance products of Sage Life Assurance of America, Inc. a direct, wholly-owned subsidiary of Sage Insurance Group, Inc. As compensation for its management services to the Funds, Sage is entitled to receive a fee from each Fund, accrued daily and paid monthly, equal on an annual basis of the average daily net assets of each Fund as follows: (i) the S&P 500 Fund, 0.55%; (ii) the EAFE Fund, 0.90%; and (iii) the Money Market Fund, 0.65%. Sage has agreed to waive its management fees for the S&P 500 Fund to 0.38%; for the EAFE Fund to 0.73%; and for the Money Market Fund to 0.48%, until such time as notice is given by Sage to the Board of Trustees of the Trust.

The Manager is responsible for and will bear all expenses relating to: custodian fees; transfer agent fees; pricing costs (including the daily calculation of net asset value); accounting fees; legal fees (except extraordinary litigation expenses); expenses of shareholders' and/or trustees' meetings; bookkeeping expenses related to shareholder accounts; insurance charges; cost of printing and mailing shareholder reports and proxy statements; cost of printing and mailing registration statements and updated prospectuses to current shareholders; and the fees of any trade association of which the Trust is a member.

An Insurer may be compensated by the Manager for certain administrative services for the Funds in connection with the Contracts issued through separate accounts of such Insurer. Under these arrangements, the Manager may pay compensation to an Insurer in an amount based on the assets of the Funds attributable to Contracts issued through separate accounts of the Insurer.

                               Investment Advisers

Sage has retained the services of State Street to serve as the investment adviser to the Index Funds, and has retained the services of Conning to serve as the investment adviser to the Money Market Fund. Pursuant to Investment
Sub-Advisory Agreements between the Manager and each Adviser, the Advisers, under the supervision of the Manager and the Board of Trustees, manage each Fund's assets in accordance with each Fund's investment objective and policies, make investment decisions for each Fund, place purchase and sales orders on behalf of each Fund, and provide investment research. As compensation for the Advisers' services and the related expenses they incur with respect to each Fund, the Manager pays the applicable Adviser a fee, computed daily and payable monthly (quarterly with respect to the Money Market Fund), equal on an annual basis with respect to each Fund's average daily net assets as follows: (i) the S&P 500 Fund, 0.05% of the first $50 million of assets under management, 0.04% of the next $50 million of assets under management, and 0.02% on amounts in excess of $100 million of assets under management with a minimum annual fee of $50,000; (ii) the EAFE Fund, 0.15% of the first $50 million of assets under management, 0.10% of the next $50 million of assets under management, and 0.08% on amounts in excess of $100 million of assets under management with a minimum annual fee of $65,000; and (iii) the Money Market Fund, 0.15% of the first $100 million of assets under management, 0.10% of the next $200 million of assets under management, and 0.075% on amounts in excess of $300 million of assets under management.

The Investment Sub-Advisory Agreements contain provisions relating to the selection of securities brokers to effect the portfolio transactions of each Fund. Under those provisions, subject to applicable law and procedures adopted by the Trustees, an Adviser may: (1) direct Fund portfolio brokerage to any broker-dealer affiliates of the Manager or Adviser; (2) pay commissions to brokers which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Funds and/or other advisory accounts of itself and any investment adviser affiliated with it; and (3) consider the sales of Contracts and/or shares of the Funds and any other registered investment companies managed by the Manager or Adviser and its affiliates by brokers and dealers as a factor in its selection of brokers and dealers to execute portfolio transactions for the Funds.

State Street, the Adviser for the Index Funds, located at Two International Place, Boston, Massachusetts 02110, a division of State Street Bank and Trust Company, has been providing institutional investment management services since 1987. As of September 30, 1998, State Street served as investment adviser to various institutional clients with aggregate assets under management of $441 billion. State Street Bank and Trust Company is a wholly-owned subsidiary of State Street Corporation. State Street Corporation services financial assets, including custody, pricing and asset management, for retail and institutional clients.

Conning, the Adviser for the Money Market Fund, located at City Place II, 185 Asylum Street, Hartford, CT 06103-4105, has been providing institutional investment management services since 1982. As of September 30, 1998, Conning manages assets of $28.8 billion. The Adviser is a majority-owned subsidiary of General American Life Insurance Company.

                                    Expenses

In addition to the fees of the Manager, the Trust is responsible for the payment of the following, including, without limitation: fees and expenses of disinterested Trustees (including any independent counsel to the disinterested Trustees); brokerage commissions; dealer mark-ups and other expenses incurred in the acquisition or disposition of any securities or other investments; costs, including the interest expense, of borrowing money; fees and expenses for independent audits and auditors; taxes; and extraordinary expenses (including extraordinary litigation and consulting expenses) as approved by a majority of the disinterested Trustees. Fund specific expenses are paid by the particular Fund. Expenses of the Trust not attributable to a particular Fund are allocated to each Fund on the basis of their relative net assets.

                                Sub-Administrator

Investor Services Group, a subsidiary of First Data  Corporation,  located at 53
State Street, Boston, Massachusetts 02109, serves as each Fund's sub-administrator pursuant to a Sub-Administration Agreement with the Manager. Under the terms of the Sub-Administration Agreement, Investor Services Group generally assists in all aspects of the Funds' operations, other than providing investment advice, subject to the overall authority of the Board of Trustees. Pursuant to the terms of the Sub-Administration Agreement the Manager has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.05 of 1% of the value of the Trust's monthly net assets up to aggregate assets of $2 million, 0.04 of 1% of the Trust's monthly net assets up to aggregate assets of the next $2 million, and 0.03 of 1% of the Trust's monthly average net assets greater than $4 million. In addition, the Manager has agreed to pay Investor Services Group for fund accounting services an annual fee of $27,500 per Fund on Trust assets up to $50 million; $30,000 per Fund on Trust assets of the next $50 million, and $36,000 per Fund on Trust assets greater than $100 million.
Additionally, Investor Services Group is paid certain out-of-pocket fees and other special services fees for providing services for the operation of the Funds.

                        Distributor and Distribution Plan

Sage Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Sage Insurance Group, Inc., serves as the distributor of each Fund's shares. The principal business address of the Distributor is 300 Atlantic Street,
Stamford, Connecticut 06901.

The shareholders of each Fund have approved a Distribution Plan for the Funds which authorizes payments by the Funds in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. Under each Fund's Distribution Plan the Fund may pay the Distributor for various costs actually incurred or paid in connection with the distribution of the Fund's shares and/or servicing of shareholder accounts. Such costs include the costs of financing activities primarily intended to result in the sale of the Funds' shares, such as the costs (1) of printing and mailing the Funds' prospectuses, SAIs and shareholder reports to prospective shareholders and Contract Owners; (2) relating to the Funds' advertisements, sales literature and other promotional materials; (3) of obtaining information and providing explanations to shareholders and Contract Owners regarding the Funds; (4) of training sales personnel and of personal service; and/or (5) maintenance of shareholders' and Contract Owners' accounts with respect to each Fund's shares attributable to such accounts. The Distributor, in turn, may compensate Insurers or others for such activities.

No payments will be made by the Funds under the 12b-1 Plans for the fiscal years ending December 31, 1998 and December 31, 1999. Shareholders will be given prior notice if such payments are to commence at a future date.

The Distribution Plan may be terminated at any time. The Board of Trustees will evaluate the appropriateness of the Distribution Plan and any payments made thereunder on a continuous basis.

                          Custodian and Transfer Agent

The Bank of New York, located at One Wall Street, New York, New York 10286, serves as custodian of the assets of the Funds and Investor Services Group, located at 53 State Street, Boston, Massachusetts 02109, serves as the transfer agent for the Funds.

                            Organization of the Trust

The Trust was organized on January 9, 1998, as a business trust under the laws of the State of Delaware. Each Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of each Fund at a par value $0.001 per share. The shares of each Fund are offered through this Prospectus. No series of shares of the Trust has any preference over any other series. All shares, when issued, will be fully paid and non-assessable. The Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Insurers (or affiliates thereof) and the Retirement Plans will be the Funds' sole shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Funds. As of the date of this Prospectus, Sage Insurance Group, Inc., and/or affiliates thereof, control the Funds because they are the sole shareholders of each Fund. When a shareholders' meeting occurs, each Insurer (and the Retirement Plans, to the extent required by applicable law and/or the terms of the applicable Retirement Plans) solicits and accepts voting instructions from its Contract Owners (or participants) who have allocated or transferred monies for an investment in the Funds as of the record date of the meeting. Each shareholder then votes a Fund's shares that are attributable to its interests in the Fund, and any other Fund shares which it is entitled to vote, in proportion to the voting instructions received.

The shares of each Fund are entitled to one vote for each dollar of net asset value, and fractional shares are entitled to fractional votes. The shares of each Fund have non-cumulative voting rights, so the vote of more than 50% of a Fund's shares can elect 100% of the Trustees. Shares of each Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all Funds vote together in the election of Trustees or in the selection of the independent accountants. Each Fund is also entitled to vote separately on any other matter that affects solely that Fund, but will otherwise vote together with all shares of the other Funds on all other matters on which shareholders are entitled to vote.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval. It is the intention of the Trust not to hold annual shareholder meetings. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust or the By-laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares.

The Funds are available through separate accounts relating to both variable annuity and variable life insurance contracts and to certain Retirement Plans, each in accordance with section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds do not currently foresee any disadvantages to Contract Owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts and Retirement Plans simultaneously, and the Board of Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Contract Owners and Retirement Plans. Material conflicts could result from, for example,
(i) changes in state insurance laws; (ii) changes in federal income tax laws; or
(iii) differences in voting instructions between those given by variable life owners and by variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts may withdraw their investment in a Fund. This could possibly require a Fund to sell portfolio securities at disadvantageous prices. Each Insurer will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contract Owners will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.

                                    Year 2000

As the year  2000  approaches,  an issue  has  emerged  regarding  how  existing application software programs and operating systems can accommodate this data value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Funds' service providers to prepare for year 2000. Based on information currently available, the Manager does not expect that it or the Funds will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000 issue will have a material impact on its or the Funds' ability to provide service at anticipated levels, there can be no assurance that the steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Funds.

The Manager and its affiliates have addressed Year 2000 issues and have completed the necessary transition work. The Manager is in the process of confirming with each of the service providers to the Funds that their systems are addressing Year 2000 compliance on a timely basis. If systems of service providers are not available or malfunction because of Year 2000 problems, then the Funds would experience substantial delays in performing certain functions (for example, processing purchase and sales transactions). The Manager does not currently anticipate that the service providers will be unable to perform these functions, or be unable to conduct business, due to the Year 2000 transition.

                        SHAREHOLDER AND ACCOUNT POLICIES
                        Purchase and Redemption of Shares

Shares of the Funds are continuously offered to Insurers and Retirement Plans at the net asset value per share next determined after a proper purchase request has been received and accepted by the Trust. Each Insurer (or Retirement Plan) submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Insurer by such Contract Owners (or by participants). The Trust, the Funds and the Distributor reserve the right to reject any purchase order from any party for shares of any Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after a proper redemption order has been received and accepted by the Trust. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the net asset value per share next determined after the Trust receives and accepts the shareholder's request in proper form.

Each Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for a Fund to dispose of its assets or calculate its net asset value; or as permitted by the SEC.

The accompanying Prospectus for the Insurer's variable annuity or variable life insurance policy or disclosure document describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                       Dividends, Distributions and Taxes

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Index Fund distributes capital gains and income dividends annually and the Money Market Fund distributes capital gains and income dividends, if any, monthly. All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value in that respective Fund.

Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a "regulated investment company" under the Code. As a regulated investment company each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore, does not anticipate incurring a Federal income tax liability.

For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of (i) its ownership of shares of the Funds, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Contracts accompanying this Prospectus.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Advisers intend to diversify each Fund's investments in accordance with those requirements.

The foregoing is only a brief summary of important tax law provisions that affect each Fund. Other Federal, state or local tax law provisions may also affect each Fund and their operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from a Fund should consult a qualified tax adviser.

                                Account Services

Contract Owners should direct any inquiries to Sage by calling 1-877-835-7243 or by writing to Sage Life Assurance of America, Inc., Customer Service Center, 1290 Silas Deane Highway, Wethersfield, Connecticut 06109. All shareholder inquiries should be directed to the Trust at 1-877-835-7243 or by writing to Sage Life Investment Trust, Customer Service, 1290 Silas Deane Highway, Wethersfield, Connecticut 06109.

                Investment Manager and Administrator of the Funds

                               SAGE ADVISORS, INC.


                      Investment Adviser of the Index Funds

                          STATE STREET GLOBAL ADVISORS


                   Investment Adviser of the Money Market Fund

                        CONNING ASSET MANAGEMENT COMPANY

                      Sub-Administrator and Transfer Agent

                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor

                             SAGE DISTRIBUTORS, INC.

                                    Custodian

                              THE BANK OF NEW YORK

                             Independent Accountants

                              ERNST & YOUNG, L.L.P.

                                     Counsel

                         SUTHERLAND ASBILL & BRENNAN LLP

                  ..............................................................
No person has been authorized to give any information or to make any representation other than those contained in the Funds' Prospectus, its SAI or the Funds' approved sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied on as having been authorized by a Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


            ........................................................

G:\shared\clients\sage\agreemen\mgmt.doc
                                   APPENDIX A
                               DESCRIBING INDEXES

The S&P 500 Fund:

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Fund. S&P has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGE.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the licensee. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P's makes no representation regarding the advisability of investing in the Fund.

The EAFE Fund:

The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licenser of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of the Fund or the Fund itself. Morgan Stanley has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Sage Advisors, Inc.

                           SAGE LIFE INVESTMENT TRUST
                                    FORM N-1A
                                     Part B
                              CROSS REFERENCE SHEET

         Item No.                                                      Caption

         Item 10.   Cover Page.....................................................     Cover Page

         Item 11.   Table of Contents...........................................        Cover Page

         Item 12.   General Information and History.....................        Not Applicable

         Item 13.   Investment Objectives and Policies...................Investment Restrictions; Risk
         Factors and Certain Securities                                         and Investment Practices

         Item 14.   Management of the Fund..................................Management of the Trust

         Item 15.   Control Persons and Principal
                    Holders of Securities........................................Management of the Trust

         Item 16.   Investment Advisory and
                    Other Services..................................................Management of the Trust

         Item 17.   Brokerage Allocation and
                    Other Practices................................................     Investment
         Restrictions;                                                          Risk Factors and Certain
         Securities and Investment                                              Practices; Determination of
         Net Asset value; Portfolio                                             Transactions and Brokerage
                                                                       Commissions

         Item 18.   Capital Stock and Other Securities...................       Investment Restrictions;
         Risk Factors and Certain                                               Securities and Investment
         Practices

         Item 19.   Purchase, Redemption and
                    Pricing of Securities Being Offered...................Determination of Net
         Asset Value

         Item 20.   Tax Status.......................................................   Distributions and
         Taxes

         Item 21.   Underwriters....................................................   Determination of
         Net                                                                    Asset Value

         Item 22.   Calculation of Performance Data.....................        Performance Information

         Item 23. Financial Statements........................................  Not Applicable

                             SAGE LIFE INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                            S&P 500 Equity Index Fund
                             EAFE Equity Index Fund
                                Money Market Fund

                             dated November 16, 1998

     Sage Life Investment Trust (the "Trust") is currently comprised of three series: S&P 500 Equity Index Fund ("S&P 500 Fund") and EAFE Equity Index Fund ("EAFE Fund") (together, the "Index Funds") and the Money Market Fund (together with the Index Funds, the "Funds" and each individually, a "Fund"). The shares of the Funds are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Fund's Prospectus.

     Shares of the Funds are available through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (each, an "Insurer" or collectively, the "Insurers") and are offered to various pension and profit-sharing plans ("Retirement Plans"). The investment manager and administrator of the Funds is Sage Advisors, Inc. (the "Manager" or "Sage"). The investment adviser of the Index Funds is State Street Global Advisors ("State Street"), a division of State Street Bank and Trust Company, and the investment adviser of the Money Market Fund is Conning Asset Management Company ("Conning" and, together with State Street, the "Advisers"). The Trust's distributor is Sage Distributors, Inc. (the "Distributor").

     The Prospectus for the Funds is dated November 16, 1998. The Prospectus provides the basic information an investor should know about a Fund before investing and may be obtained without charge by calling the Trust at 1-800-877-835-7243. This Statement of Additional Information (the "SAI") is not a prospectus and is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Funds' Prospectus. This SAI is not an offer of shares of any Fund for which an investor has not received a Fund's Prospectus.



                                Table of Contents

         Investment Restrictions..........................................................................    2
         Risk Factors and Certain Securities and Investment Practices.....................................    3
         Portfolio Transactions and Brokerage Commissions.................................................   11
         Performance Information..........................................................................   12
         Determination of Net Asset Value.................................................................   13
         Management of the Trust..........................................................................   14
         Organization of the Trust........................................................................   18
         Distributions and Taxes..........................................................................   19










                             INVESTMENT RESTRICTIONS

     The following investment restrictions are "fundamental policies" of each Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of each Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this SAI and the Prospectus, means, with respect to a Fund, the lesser of (I) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

     As a matter of fundamental policy, no Fund may:

     300 issue senior securities, mortgage or pledge assets, or borrow money, except (a) a Fund may borrow from banks in amounts up to 30% of its total assets (including the amount borrowed); (b) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (c) an Index Fund may engage in futures and options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto;

     (2) underwrite securities issued by other persons except insofar as the Trust or a Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security;

     (3) make loans to other persons except: (a) through the lending of a Fund's portfolio securities and provided that any such loans not exceed 30% of a Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

     (4) purchase or sell commodities or real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) in the ordinary course of business (except that the Index Funds may engage in futures and options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto, and each Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of a Fund's ownership of securities);

     300 concentrate its investments in any particular  industry (excluding U.S.
         Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective, up to 25% of its total assets may be invested in any one industry;

     (6) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of a Fund's total assets may be invested without regard to these limitations, and provided that there is no limitation with respect to investments in U.S.
Government securities.

     Additional non-fundamental investment restrictions adopted by each Fund, which may be changed by the Board of Trustees, provide that no Fund may:

     300 purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained, and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures; and

     300 invest for the purpose of exercising control or management.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment or in net or total assets.




                 RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES
                              Investment Objectives

     The  investment   objective  of  each  Fund  is  described  in  the  Funds'
Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective.

                              Investment Practices

     This section contains supplemental information concerning certain types of securities and other instruments in which one or more of the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

Money Market Fund. Rule 2a-7 under the 1940 Act provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Board of Trustees to be of minimal credit risk and which: (1) have received one of the two highest short-term ratings by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), such as "A-1" by Standard & Poor's Ratings Service ("Standard & Poor's") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) are single rated and have received the highest short-term rating by an NRSRO; or (3) are unrated, but are determined to be of comparable quality by Conning pursuant to guidelines approved by the Board of Trustees.

     In addition, the Money Market Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that the Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. Furthermore, the limitation does not apply with respect to conditional and unconditional puts issued by a single issuer, provided that with respect to 75% of the Money Market Fund's assets, no more than 10% of the Fund's total assets are invested in securities issued or guaranteed by the issuer of the put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of the Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1 million.

Pursuant to Rule 2a-7, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00 per share. Such procedures include review of the Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate.

Bank Obligations. Bank obligations which a Fund may purchase include, but are not limited to, the following: certificates of deposits, time deposits, Eurodollar and Yankee dollar obligations, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt, except certificates of deposit. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Commercial Paper.  Commercial paper includes  short-term  (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations, and variable demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's or Moody's. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described (see "Money Market Fund" herein for a discussion of certain investment limitations).

Short-Term Instruments. When an Index Fund experiences large cash inflows through the sale of shares, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (I) short-term obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any U.S. state;
(ii) other short-term debt securities rated AA or higher by Standard & Poor's or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time an Index Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by Standard & Poor's or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by Standard & Poor's or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

Euro-Denominated Securities. On January 1, 1999, the European Monetary Union ("EMU") plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain.

Beginning January 1, 1999, financial transactions and market information, including share quotations and company accounts, in participating countries will be in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (the "ECB").

Although it is not possible to predict the impact of the Euro on the Funds, the transition may change the economic environment and behavior of investors, particularly in European markets. In addition, investors may begin to view those countries participating in the EMU as a single entity. The Advisers may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences as a result of currency conversions to the Euro. Until the Euro develops its reputation and the ECB gains experience in managing monetary policy, it will be difficult to predict the strengths and weaknesses of the Euro.

Foreign Securities. The Money Market Fund may invest in U.S. dollar-denominated foreign securities issued by foreign banks and companies and the EAFE Fund may invest in foreign securities of all types and in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. The EAFE Fund typically will only purchase
ADRs which are listed on a domestic securities exchange or included in the NASDAQ National Market System. Certain such institutions issuing ADRs may not be sponsored by the issuer. Issuers of ADRs in unsponsored programs may not provide the same shareholder information in the U.S. that a sponsored depositary is required to provide under its contractual arrangements with the issuer. Ownership of unsponsored ADRs may not entitle the Fund to financial or other reports from the issuer, to which it would be entitled as the owner of the sponsored ADRs.

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (I) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the EAFE Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; and (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

     State Street endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the EAFE Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which may prevent or restrict the EAFE Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     The  EAFE  Fund  may  be  affected  either   unfavorably  or  favorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the EAFE Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the EAFE Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. State Street will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, in placing the EAFE Fund's investments.

Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index that is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Money Market Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

Illiquid Securities. The Funds may invest in illiquid securities which, historically, include illiquid securities that are subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven (7) days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or purchased in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven (7) days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     The Advisers will monitor the liquidity of Rule 144A securities in the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Advisers will consider, among other things, the following factors: (I) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security; and
(iv) the nature of the security and of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investment Company Securities. The Money Market Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Money Market Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Money Market Fund bears directly in connection with its own operations. The Money Market Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (I) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

Lending of Portfolio Securities. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Fund will adhere to the following conditions whenever its securities are loaned: (I) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Stock Index Futures, Options on Stock Index Futures Contracts and Stock Indices. The Index Funds may purchase and sell stock index futures, options on stock indices, and options on stock index futures contracts as a hedge against movements in the equity markets.

     o Stock Index Futures Contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. These investments will be made by an Index Fund solely for cash management purposes, and if they are economically appropriate to the reduction of risks involved in the management of the Fund.

     At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin may be required, since each day the Fund must maintain margin that reflects any decline or increase in the contract's value.

     U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     There are several risks associated with the use of futures by the Index Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the stock indices which are the subject of the hedge. The price of the future may move more than or less than the stock index being hedged. If the price of the futures moves less than the value of the stock indices which are the subject of the hedge, the hedge will not be fully effective but, if the value of the stock indices being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the value of the stock index being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the value of the stock index, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the value of the stock index being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the value of the stock index being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Index Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the value of the stock index being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the indices being hedged, the price of futures may not correlate perfectly with movements in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction over a short time frame. Successful use of futures by the Funds is also subject to the Adviser's ability to predict correctly movements in the direction of the market.
     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Index Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the hedged index, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the value of the hedged index will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     o Options on Stock Index Futures Contracts. The Index Funds may purchase and write call and put options on stock index futures contracts. The Index Funds may use such options on futures contracts in connection with their hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying indices. For example, the Index Funds may purchase put options or write call options on stock index futures.

     Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based or value of the specific stock index, an option may or may not be less risky than ownership of the futures contract. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

     o Options on Stock Indices. An option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although an Index Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate an Index Fund's portfolio securities to meet settlement obligations.

Stripped Securities. The Money Market Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

U.S. Government Obligations. Obligations issued or guaranteed by U.S. Government agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. U.S. Government obligations that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service and the Export-Import Bank of the United States, each of which has the right to borrow from the U.S. Treasury to meet its obligations and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, whose obligations may be satisfied only by the individual credits of the issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association and the Farmers Home Administration.

Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Money Market Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than 30 days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the lender under the note to determine the amount of the credit given (with predetermined ranges), in addition to providing for periodic adjustments in the interest rates. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Money Market Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Fund will invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk, pursuant to standards adopted by the Board of Trustees.

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund make a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, a Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flows. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard & Poor's, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Advisers are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Fund transactions, including options, futures, and options on futures transactions, and the purchase and sale of underlying securities upon the exercise of options. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by an Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     Each Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund or Funds it advises, taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisers review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     Each Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction based on the receipt of research, market or statistical information. The term "research, market or statistical information" includes, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     Consistent with the policy stated above, and such other policies as the Board of Trustees may determine, an Adviser may consider sales of shares of a Fund or a Contract as a factor in the selection of broker-dealers to execute portfolio transactions. An Adviser may make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     Higher commissions may be paid to firms that provide research services to the extent permitted by law. An Adviser may use this research information in managing a Fund's assets, as well as the assets of other clients.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Funds and to the Advisers, it is the opinion of the Manager that such information is only supplementary to an Adviser's own research efforts, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to an Adviser in providing services to clients other than the Funds, and not all such information is used by Advisers in connection with the Funds. Conversely, such information provided to the Advisers by brokers and dealers through whom other clients of the Advisers effect securities transactions may be useful to the Advisers in providing services to the Funds.

     In certain instances there may be securities which are suitable for a Fund as well as for one or more of an Adviser's other clients. Investment decisions for a Fund and for the relevant Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Funds.

                             PERFORMANCE INFORMATION
                        Standard Performance Information

     From time to time, quotations of the Funds' performances may be included in advertisements, sales literature or shareholder reports. Fund performance does not reflect Contract fees and expenses.

     Yield of the Money Market Fund. The Money Market Fund will prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. The Fund may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

             EFFECTIVE YIELD = [(base period return + 1) 365/7] - 1

     The Money Market Fund's yield will fluctuate, and annualized yield quotations are not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend on changes in interest rates generally during the period in which the investment in the Money Market Fund is held, and on the quality, length of maturity and type of instruments in the Fund's portfolio and its operating expenses.

     Total Returns of the Index Funds. The Index Funds may quote their average annual total return figures and/or aggregate total return figures. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                  P (1+T)n     =    ERV

     Where:       P            =    a hypothetical initial payment of $1,000
                  T            =    average annual total return
                  n            =    number of years
                  ERV               = Ending  Redeemable Value of a hypothetical
                                    $1,000 investment made at the beginning of a
                                    1-, 5- or 10-year period at the end of a 1-,
                                    5- or 10-year period (or fractional  portion
                                    thereof),   assuming   reinvestment  of  all
                                    dividends and distributions

    A Fund's aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed according to the following formula:


                        AGGREGATE TOTAL RETURN = ERV - P
                                                                              P

     Where:       P            =    a hypothetical initial payment of $10,000
                  ERV               = Ending  Redeemable Value of a hypothetical
                                    $10,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions

     Each Fund's  performance  will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

                         Comparison of Fund Performance

     Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Evaluations of the Funds' performance made by independent sources may also be used in advertisements concerning the Funds. Sources for the Funds' performance information could include the following: Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, The Kiplinger's Magazine, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                        DETERMINATION OF NET ASSET VALUE

     A Fund's shares are purchased and redeemed at the net asset value per share. The net asset value per share of each Fund is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

     Each Funds' net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, by taking the value of all assets of each Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent.

     Index Funds. In the calculation of each Index Fund's net asset value: (1) a portfolio security listed or traded on a stock exchange or quoted by NASDAQ is valued at its last sale price on that exchange or market (if there were no sales that day, the security is valued at the mean of the closing bid and asked prices; if there were no asked prices quoted on that day, the security is valued at the closing bid price); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices (if there were no asked prices quoted on that day, the security is valued at the closing bid price); (3) U.S. Government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost; (4) debt instruments having more than 60 days remaining until maturity are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Trustees; and (5) all other investment assets, including restricted and not readily marketable securities, are valued by the Fund under procedures established by and under the general supervision and responsibility of the Board of Trustees designed to reflect in good faith the fair value of such securities.

                             MANAGEMENT OF THE TRUST

     The Board of Trustees of the Trust meets throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

     The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. An asterisk (*) indicates those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust.

                              Trustees and Officers


                                       Position Held      Principal Occupations
Name, Address and Age                  with the Trust     During Past 5 Years
---------------------                  --------------     -------------------

Ronald S.  Scowby,  59* Trustee  and  President  (July 1997 - January  1998) and
Director (July 300 Atlantic Street, Suite 302 Chairman of 1997 - present),  Sage
Insurance Group, Inc.,  financial Stamford,  CT 06901 the Board services holding company; President (January 1997 -
                                                          February   1998)   and
                                                          Chairman     (February
                                                          1998 - present),  Sage
                                                          Life    Assurance   of
                                                          America,         Inc.,
                                                          insurance     company;
                                                          President   and   CEO,
                                                          Sage        Management
                                                          Services  USA,   Inc.,
                                                          management    services
                                                          company  (June  1996 -
                                                          present);   Principal,
                                                          Sheldon         Scowby
                                                          Resources,  management
                                                          consulting  (July 1995
                                                          -     June      1996);
                                                          Executive         Vice
                                                          President,  Mutual  of
                                                          America           Life
                                                          Insurance,   insurance
                                                          company  (June  1991 -
                                                          July 1995);  President
                                                          and  CEO,   Mutual  of
                                                          America      Financial
                                                          Services,        Inc.,
                                                          insurance      company
                                                          (June   1991   -  July
                                                          1995).

Robin I. Marsden,  33* Trustee and Director (since January 1997),  President and
CEO (since  300  Atlantic  Street,  Suite 302  President  February  1998),  Sage
Insurance Group, Inc.,  financial  Stamford,  CT 06901 services holding company;
Director (since January 1997),
                                                          President    and   CEO
                                                          (since February 1998),
                                                          Sage Life Assurance of
                                                          America,         Inc.,
                                                          insurance     company;
                                                          Director,    President
                                                          and     CEO,      Sage
                                                          Advisors,        Inc.,
                                                          investment     adviser
                                                          (January     1998    -
                                                          present);  Investments
                                                          Director,   Sage  Life
                                                          Holdings      Limited,
                                                          financial     services
                                                          holding        company
                                                          (November    1994    -
                                                          January         1998);
                                                          Partner,   Deloitte  &
                                                          Touche,     management
                                                          consulting    (January
                                                          1989 - October 1994).

James A. Amen, 38 Trustee Managing Director, Partner and Director, Philo Smith &
10 Field Road Co., investment management company (July 1988 - present).
Cos Cob, CT  06807

Rosemary L. Hendrickson, 59            Trustee            Executive   Vice
President,    Independent    Financial
3911 S.W. ViewPoint Terrace                               Marketing  Group,
Inc.,   financial   services  company
Portland, OR  97201                                       (January 1989 -
April 1998).

Geoffrey  A.  Thompson,  57  Trustee  Principal,   Kohlberg  &  Co.,  investment
management company 279 Old Black Point Road (November 1996 - present);  Partner,
Norman  Broadbent,  Niantic,  CT 06357  executive  recruiting  firm  (May 1995 -
February 1996);
                                                          President,     Nordman
                                                          Grimm,       executive
                                                          recruiting        firm
                                                          (January  1994  -  May
                                                          1995).

Mitchell R. Katcher, 45                Vice President     Senior Executive Vice President,  Sage Investment  Group,
300 Atlantic Street, Suite 302                            Inc.,  financial  services holding company (December 1997
Stamford, CT  06901                                       - present);  Director,  Chief  Actuary and CFO, Sage Life
                                                          Assurance  of America,
                                                          Inc.,        insurance
                                                          company (February 1997
                                                          - present);  Director,
                                                          Treasurer   and   CFO,
                                                          Sage  Advisors,   Inc.
                                                          (January     1998    -
                                                          present);    Executive
                                                          Vice President, Golden
                                                          American,         life
                                                          insurance      company
                                                          (July  1993 - February
                                                          1997);     Consultant,
                                                          Tillinghast, actuarial
                                                          consulting  firm (June
                                                          1991 - July 1993).

Richard H. Rose, 43                    Treasurer          Vice  President - Division  Manager,  First Data Investor
53 State Street                                           Services  Group,  Inc. (May 1994 - present);  Senior Vice
Boston, MA  02109                                         President,  The Boston Company Advisors,  Inc.  (February
                                                          1988 - May 1994).


James F. Renz, 35                      Assistant          Vice  President,  Sage Life  Assurance of America,  Inc.,
300 Atlantic Street, Suite 301         Treasurer          insurance company  (September 1997 - present);  Treasurer
Stamford, CT  06901                                       and CFO, Sage Distributors,  Inc., broker-dealer (January
                                                          1998    -    present);
                                                          Manager, Swiss Re Life
                                                          and  Health  Insurance
                                                          Company,   reinsurance
                                                          company  (October 1987
                                                          August 1997).

Julie A. Tedesco, 40                   Secretary          Counsel,  First Data Investor  Services Group,  Inc. (May
53 State Street                                           1994 - present);  Assistant  Counsel,  The Boston Company
Boston, MA  02109                                         Advisors Inc. (July 1992 - May 1994).


James F. Bronsdon, 42                  Assistant          Vice President Legal and Compliance,  Sage Life Assurance
300 Atlantic Street, Suite 302         Secretary          of  America,   Inc.,   insurance  company  (June  1997  -
Stamford, CT  06901                                       present);  President  and CEO, Sage  Distributors,  Inc.,
                                                          broker-dealer (January 1998 - present);  Secretary,  Sage
                                                          Advisors,   Inc.  (August  1998  -  present);   Associate
                                                          Counsel,  Berkshire  Life  Insurance  Company,  insurance
                                                          company (July 1990 - June 1997).

     As of September 1, 1998, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

     The Trust pays each Trustee who is not an employee of the Manager or an Adviser or one of their affiliates an annual retainer fee of $3,000 and $1,500 for each meeting of the Board of Trustees attended, and reimburses each Trustee for certain travel and other out-of-pocket expenses incurred in connection with attending such meetings. In addition, each Trustee who is a member of the Audit Committee will receive a fee of $500 for each Audit Committee Meeting attended. Trustees and officers of the Trust who are employed by the Manager, an Adviser, Distributor, Investor Services Group or one of their affiliates receive no compensation or expense reimbursement from the Trust.

                               Investment Manager

     Sage Advisors, Inc., the manager of the Funds, has its principal business offices located at 300 Atlantic Street, Suite 302, Stamford, Connecticut 06901.

     Pursuant to a Management Agreement with the Trust, the Manager, subject to the supervision of the Board of Trustees, and in conformity with the stated policies of the Funds, will provide overall management to each Fund in accordance with each Fund's investment objective, restrictions and policies as stated in the Funds' Prospectus and SAI filed with the SEC, as the same may be amended from time to time. The management services provided to the Funds are not exclusive under the terms of the Management Agreement and the Manager is free to render management or investment advisory services to others, but has no current plans to do so.

     The Manager bears all expenses in connection with the services it renders under the Management Agreement including the costs and expenses payable to the Advisers pursuant to the Investment Sub-Advisory Agreement between the Manager and each Adviser.

     The Management Agreement provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty ("Disabling Conduct"), the Manager will not be liable for any error of judgment or mistake of law or for losses sustained by a Fund in connection with the matters relating to the Management Agreement. However, the Management Agreement provides that no Fund is waiving any rights it may have which cannot be waived. The Management Agreement also provides indemnification for the Manager and it directors, officers, employees and controlling persons for any conduct that does not constitute Disabling Conduct.

     The Management Agreement is terminable without penalty on sixty (60) days' written notice by the Manager or by the Trust when authorized by the Board of Trustees, as to a Fund, or a majority, as defined in the 1940 Act, of the outstanding shares of such Fund. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder. The Management Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Agreement and thereafter from year to year, so long as such continuance of the Management Agreement is approved annually by the Board of Trustees or a vote by a majority of the outstanding shares of the Trust and in either case, by a majority vote of the Trustees who are not interested persons of the Trust within the meaning of the 1940 Act ("Disinterested Trustees") cast in person at a meeting called specifically for the purpose of voting on the continuance.

                               Investment Advisers

     The investment adviser for the Index Funds is State Street Global Advisors, a division of State Street Bank and Trust Company, with principal offices located at Two International Place, Boston, Massachusetts 02110. State Street Bank and Trust Company is a wholly-owned subsidiary of State Street Corporation. The investment adviser for the Money Market Fund is Conning Asset Management Company, with principal offices located at City Place II, 185 Asylum Street, Hartford, Connecticut 06103-4105.

     Under the terms of the Investment Sub-Advisory Agreements between Sage and each Adviser (the "Sub-Advisory Agreements"), State Street Global Advisors manages the Index Funds and Conning manages the Money Market Fund, subject to the supervision and direction of Sage and the Board of Trustees. Each Adviser will: (I) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the relevant Fund or Funds in accordance with the Funds' investment objectives, restrictions and policies; (iii) make investment decisions for the relevant Fund or Funds; and (iv) place purchase and sales orders for securities and other financial instruments on behalf of the Fund or Funds it advises.

     Sage and each Adviser bear all expenses in connection with the performance of their services under the Management Agreement and the Advisory Agreements, respectively. The Funds bear certain other expenses incurred in their operation, including: interest, brokerage fees and commissions, if any; fees of the Board of Trustees who are not officers, directors or employees of Sage, the Distributor or any of their affiliates; certain insurance premiums; outside auditing and certain legal expenses; and certain extraordinary expenses.

     The Advisory Agreements provide indemnification for the Advisers and their trustees, officers, employees and controlling persons for any conduct that does not constitute Disabling Conduct. The Advisory Agreements permit the Advisers to act as investment advisers to others, provided that whenever a Fund and one or more other portfolios of or investment companies advised by the Advisers have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed to be equitable to each entity. In some cases, this procedure may adversely affect the size of the position obtainable for a Fund.

     Each Advisory Agreement is terminable without penalty on sixty (60) days' written notice by the Manager, the Adviser or the Board of Trustees, or by vote of a majority, as defined in the 1940 Act, of the outstanding shares of the applicable Fund. Each Advisory Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act, and rules thereunder. Each Advisory Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Agreement and thereafter from year to year, so long as such continuance of the Advisory Agreement is approved annually by the Board of Trustees or a vote by a majority of the outstanding shares of the applicable Fund and in either case, by a majority vote of the Disinterested Trustees cast in person at a meeting called specifically for the purpose of voting on the continuance of the Advisory Agreements.

                                Distribution Plan

     The shareholders of each Fund have approved Distribution Plans for each Fund which authorize payments by each Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of each Fund's average daily net assets. Under each Fund's Distribution Plan the Fund may pay the Distributor for various costs actually incurred or paid in connection with the distribution of each Fund's shares and/or servicing of shareholder accounts. Such costs include the costs of financing activities primarily intended to result in the sale of the Funds' shares, such as the costs (1) of printing and mailing the Funds' prospectuses, SAIs and shareholder reports to prospective shareholders and Contract Owners; (2) relating to the Funds' advertisements, sales literature and other promotional materials; (3) of obtaining information and providing explanations to shareholders and Contract Owners regarding the Funds; (4) of training sales personnel and of personal service; and/or (5) maintenance of shareholder and Contract Owner accounts with respect to each Fund's shares attributable to such accounts. The Distributor, in turn, may compensate Insurers or others for such activities.

     The Distributor will not seek payment by the Funds for distribution expenses incurred with respect to any Fund during the fiscal year ending December 31, 1998 and December 31, 1999. The Distributor will provide advance notice to Contract Owners, Retirement Plans and Insurance Companies, prior to seeking reimbursement of future expenses.

                                Sub-Administrator

     Investor Services Group, 53 State Street, Boston, Massachusetts 02109, serves as the sub-administrator of the Funds. As the sub-administrator, Investor Services Group is obligated on a continuous basis to provide such administrative services as the Manager and the Board of Trustees reasonably deems necessary for the proper administration of the Funds. Investor Services Group will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in Investor Services Group's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's Declaration of Trust and By-laws, the Funds' investment objectives, restrictions and policies and with federal securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                          Custodian and Transfer Agent

     The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the Funds. As custodian, The Bank of New York holds the Funds' assets.

     Investor Services Group, 53 State Street, Boston, Massachusetts 02109, serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, Investor Services Group maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes any of the Funds' dividends and distributions.

                       Counsel and Independent Accountants

     Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2404, serves as Counsel to the Trust. Ernst & Young, L.L.P., 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Funds.

                            ORGANIZATION OF THE TRUST

     The Trust is a Delaware business trust established under a Declaration of Trust dated January 9, 1998, and currently consists of four separately managed portfolios. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share of each Fund. The Board of Trustees may establish additional funds (with different investment objectives, restrictions and fundamental policies) at any time in the future. The establishment and offering of additional funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholder meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case, the holders of the remaining shares would not be able to elect any Trustees.



                             DISTRIBUTIONS AND TAXES
                                  Distributions

     All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value, in additional shares of the respective Fund, unless otherwise indicated. There is no fixed dividend rate, and there can be no assurance that any Fund will pay any dividends or realize any capital gains. However, the Index Funds currently intend to pay dividends and capital gains distribution, if any, on an annual basis. The Money Market Fund currently intends to accrue dividends daily and to pay them monthly; and to pay capital gains distributions, if any, on an annual basis.

     As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Insurers' separate accounts. Each Fund intends to distribute, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

                                    Taxation

     Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As qualified under Subchapter M, a Fund is not subject to Federal income tax on that part of its investment company taxable income that it distributes to its Contract Owners and Retirement Plans. Taxable income consists generally of net investment income, net gains from certain foreign currency transactions, and net short-term capital gain, if any, and any net capital gain (the excess of net long-term capital gain over net short-term capital loss). It is each Fund's intention to distribute all such income and gains to shareholders.

     Shares of each Fund are offered to various insurance company separate accounts and through various Retirement Plans. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts.

     Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Fund. Each Fund intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each Fund by Subchapter M and the 1940
Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. These limitations apply to each Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions will be considered securities issued by the same issuer. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of the applicable separate accounts, the insurance companies variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

     The foregoing is only a brief summary of important tax law provisions that affect the Funds. Other Federal, state or local tax law provisions may also affect the Funds and their operations. Anyone who is considering allocating, transferring or withdrawing monies from a Retirement Plan or monies held under a variable contract to or from a Fund should consult a qualified tax adviser.

                               Backup Withholding

     Each Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct TIN or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                Investment Manager and Administrator of the Funds

                               SAGE ADVISORS, INC.

                      Investment Adviser to the Index Funds

                          STATE STREET GLOBAL ADVISERS

                 Investment Sub-Adviser of the Money Market Fund

                        CONNING ASSET MANAGEMENT COMPANY

                      Sub-Administrator and Transfer Agent

                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor

                             SAGE DISTRIBUTORS, INC.

                                    Custodian

                              THE BANK OF NEW YORK

                             Independent Accountants

                              ERNST & YOUNG, L.L.P.

                                     Counsel

                         SUTHERLAND ASBILL & BRENNAN LLP



No person has been authorized to give any information or to make any representations other than those contained in the Funds' Prospectus, the SAI or the Trust's approved sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                           SAGE LIFE INVESTMENT TRUST

                                     PART C
                                OTHER INFORMATION

         Item 24. Financial Statements and Exhibits

              (a)     Financial Statements:

              Included in Part A.........Not Applicable
              Included in Part B.........Not Applicable


              (b)     Exhibits:

                Exhibit
                Number              Description

     1.Declaration of Trust is hereby  incorporated by reference to the initial
       Registration Statement filed on January 30, 1998.

    .The Registrant's By-laws are incorporated herein by reference to the initial Registration Statement filed on January 30, 1998.

         3.  ................       Not Applicable

         4.  ................       Not Applicable

            5 (a)....Form of Investment Management Agreement between the Funds and Sage Advisors, Inc. is filed herein as Exhibit 5(a).

             (b).....Form of  Sub-Advisory Agreement between State Street Global
           Advisors and Sage Advisors, Inc. is filed herein as Exhibit 5(b).

    (c).Form of Sub-Advisory  Agreement between Conning Asset Management Company and Sage Advisors, Inc. is filed herein as Exhibit 5(c).

    6(a)Form   of   Distribution   Agreement   between   Registrant   and  Sage
                   Distributors, Inc. is filed herein as Exhibit 6(a)

    (b)Participation  Agreement  by and among the Trust,  Sage Life  Assurance
of   America, Inc. and the Distributor is filed herein as Exhibit 6(b).

         7.  ...................    Not Applicable

    8. Form of Custodian  Agreement between Registrant and The Bank of New York to be filed by subsequent amendment.



 Exhibit
            Number                                     Description

    9(a)Form of Transfer Agency Agreement between Registrant and First
         Data Investor Services Group, Inc. is filed herein as Exhibit 9(a).

     (b)Form of Sub-Administration Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein as Exhibit 9(b).

            10.Opinion and Consent of Counsel is filed herein as Exhibit 10.

         11.  .................     Not Applicable

         12.  ................      Not Applicable

         13.  .................     Not Applicable

         14.  .................     Not Applicable

      15.  Form of 12b-1 Plan for the Funds is filed herein as Exhibit 15.

         16.  ................      Not Applicable

         17.  .................     Not Applicable

         18.  ................      Not Applicable

         Item 25.Persons Controlled by or Under Common Control with Registrant

       None. When the Registrant commences operations all of the outstanding shares of each portfolio will be owned by Sage Life Assurance of America, Inc.
or an affiliate thereof.

         Item 26.     Number of Holders of Securities

     None. When the Registrant commences operations all of the outstanding shares of each portfolio will be held by Sage Life Assurance of America, Inc.
or an affiliate thereof.

         Item 27.     Indemnification

         Reference is made to the following documents:
             Registrant's Declaration of Trust and By-laws as filed on January 30, 1998, and the Participation Agreement by and among Sage Life Assurance of America, Inc. and the Distributor as filed herein as
             Exhibit 6(b).

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 28. Business and Other Connections of Investment Adviser

        Sage Advisors, Inc. ("Sage") serves as investment manager to each Fund of the Trust. Sage is a wholly-owned subsidiary of Sage Insurance Group, Inc. State Street Global Advisors serves as the investment adviser to the S&P 500 Equity Index Fund and the EAFE Equity Index Fund (the "Index Funds"). State Street Global Advisors has been providing institutional investment management services since 1987. Conning Asset Management Company ("Conning") serves as the investment adviser to the Money Market Fund and has been providing institutional investment services since 1982.

         To the knowledge of the Trust, none of the directors or officers of State Street Global Advisors or Conning is or has been at any time in the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and officers of Conning and State Street Global Advisors who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. The individuals from Conning may be contacted at c/o City Place II, 185 Asylum Street, Hartford, CT 06103-1131 and the individuals from State Street Global Advisors may be contacted at c/o State Street Corporation, 225 Franklin Street, Boston, Massachusetts 02110.

         NAME, PRINCIPAL OCCUPATION AND OTHER INFORMATION

           STATE STREET CORPORATION:
         The individuals listed below serve in a directorship and/or executive capacity for the following entities with their respective address at the location of the Adviser:
         Tenley Albright, Director; Chairman of Western Resources, Inc.
         Joseph Baute, Director; formerly Chairman of Markem Corporation.
         I. MacAllister Booth, Director; retired Chairman, President and Chief Executive Officer of the
           Polaroid Corporation.
         James Cash, Jr., Director; The James E. Robinson Professor of Business Administration at Harvard
           Business School.
         Truman Casner, Director; Partner of Ropes & Gray.
         Nader Dareshori, Director; Chairman, President and Chief Executive Officer of Houghton Mifflin
           Company.
         David Gruber, Director; Chairman and chief Executive Officer of the Wyman-Gordon Company.
         Arthur Goldstein, Director; Chairman and Chief Executive Officer of Ionics, Incorporated.
         Charles Kaye, Director; Chairman of Transportation Investments, Incorporated.
         John Kuchaski, Director; Chairman and Chief Executive Officer of EG&G, Inc.
         Charles LaMantia, Director; President and Chief Executive Officer of Arthur D. Little, Inc.
         David Perini, Director; Chairman of Perini Corporation.
         Dennis Picard, Director; Chairman and Chief Executive Officer of the Rayrheon Company.
         Alfred Poe, Director; Chief Executive Officer of Menu Direct.
         Bernard Reznicek, Director; President, Premier Group; retired Chairman and Chief Executive
           Officer of Boston Edison.
         Diana Walsh, Director;  President of Wellesley College.

         CONNING:
         The individuals listed below serve in a directorship and/or executive capacity for the following entities with their respective address at the location of the Adviser:
         John Clinton, Senior Vice President; Anderson and Anderson Insurance Brokers, Inc.; Connecticut Surety
           Corporation; Environmental Warranty, Inc.; The Galtney Group Inc.; Investors Insurance Holding Corporation; Paradigm Health Corporation; and Paula Financial.
         William Frields, Senior Vice President; General American Life Insurance
           Company Employees Federal Credit Union.
         Leonard Rubenstein,  Chairman and Chief Executive Officer; BHIF America
            Sequros de Vida S.A.; and Genral American Charitable Foundation. Maurice Slayton, President; Cox Insurance Holdings, PLC; GAN
National  Insurance  Company;  GAN North
            America Insurance Company; Medspan Inc.; and PennCorp. Financial Group, Inc.
         David Vignolo, Vice President; BHIF America Sequros de Vida S.A.

         Item 29.     Principal Underwriters

         (a)      None.
            (b)  The   following   are  the  Directors  and  officers  of  Sage
                  Distributors, Inc. with the following business address of 300 Atlantic Street, Suite 302, Stamford, CT 06901: Robin Marsden
                  - Director; Trustee/President of Registrant Mitchell Katcher - Director; Vice President of Registrant Ronald Scowby - Director; Trustee/Chairman of Registrant James F. Bronsdon - President; Assistant Treasurer of Registrant James Renz - CFO/Treasurer/Assistant Secretary; Assistant
                             Treasurer of Registrant
         (c)      Not Applicable.

         Item 30.     Location of Accounts and Records

         All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

              (1)     State Street Global Advisors
                      Two International Place
                      Boston, Massachusetts   02110
               (records relating to function as investment adviser to the I ndex Funds)

                (2)     Conning Asset Management Company
                      City Place II
                      185 Asylum Street
                      Hartford, CT  06103-4105
              (records relating to function as investment adviser to the Money Market Fund)

                 (3)     Sage Distributors, Inc.
                      300 Atlantic Street, Suite 302
                      Stamford, CT  06901
              (records relating to function as distributor to the Funds)

              (4)     First Data Investor Services Group, Inc.
                      One Exchange Place
                      Boston, MA 02109
              (records relating to function as Administrator and Transfer Agent to the Funds)

         Item 31.     Management Services

              Not Applicable.

         Item 32.     Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (c)  Registrant  hereby  undertakes  to call a meeting  of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, SAGE LIFE INVESTMENT TRUST, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Stamford, in the state of Connecticut, on the 13th day of November, 1998.

                                                     SAGE LIFE INVESTMENT TRUST

                                                       /s/ Robin I. Marsden
                                                       Robin I. Marsden
                                    President

The undersigned hereby constitutes and appoints James Bronsdon, Kimberly J. Smith, Stephen E. Roth, Gail A. Hanson and Julie A. Tedesco and each of them, with full power to act without the other, her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement for Sage Life Investment Trust (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue of this power of attorney.

         WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                          Title                               Date

  /s/Ronald S. Scowby                       Chairman and Trustee                November 13, 1998 Ronald S. Scowby
  -------------------

/s/Robin I. Marsden                         President and Trustee               November 13, 1998 Robin I. Marsden
-------------------

/s/Richard H. Rose                          Treasurer                           November 13, 1998
Richard H. Rose

/s/ James A. Amen                   Trustee                            November 13, 1998 James A. Amen
-----------------

/s/Rosemary L. Hendrickson          Trustee                            November 13,  1998
Rosemary L. Hendrickson

/s/ Geoffrey A. Thompson            Trustee                            November 13, 1998
------------------------
Geoffrey A. Thompson

                                  Exhibit Index



Exhibit No.                Exhibit

5(a)                       Form of Investment Management Agreement
5(b)                       Form of Sub-Advisory Agreement between State Street Global Advisors and Sage Advisors,
                           Inc.
5(c)                       Form of Sub-Advisory Agreement between Conning Asset Management Company and Sage
                           Advisors, Inc.
6(a)                       Form of Distribution Agreement between Registrant and Sage Distributors, Inc.
6(b)                       Participation Agreement by and among the Trust, Sage Life Assurance of America, Inc.
                           and the Distributor.
9(a)                       Form of Transfer Agency Agreement between the Registrant and First Data Investor
                           Services Group, Inc.
9(b)                       Form of Sub-Administration Agreement between the Registrant and First Data Investor
                           Services Group, Inc.
10                         Consent of Counsel
15                         Form of 12b-1 Plan